Collateral for crude oil exploration concession agreements (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 1,770	$ 1,748
Marlim [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	1,756	1,648
Buzios [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	$ 14	$ 100